Share Capital and Dividends - Schedule of Share Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares	Mar. 31, 2018 shares	Dec. 18, 2019 $ / shares	Aug. 16, 2019 $ / shares	Aug. 16, 2019 $ / shares	Jun. 21, 2019 $ / shares	Jun. 21, 2019 $ / shares	Nov. 01, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option) | (per share)		$ 3.90		$ 2.64	$ 3.65	$ 2.78	$ 3.64	$ 2.76	$ 4.50
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	2,221,660	1,776,660	1,296,660
Weighted average remaining exercise period (in years)	6 years 1 month 13 days	6 years 7 months 17 days	6 years 6 months 7 days
CAD | Exercise Price, 1.90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 1.90
Stock options exercisable (in shares) | shares	363,160	363,160	363,160
Weighted average remaining exercise period (in years)	2 years 5 months 12 days	3 years 5 months 12 days	4 years 6 months
CAD | Exercise Price, 1.92
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 1.92
Stock options exercisable (in shares) | shares	100,000	100,000	100,000
Weighted average remaining exercise period (in years)	2 years	3 years	4 years 6 months
CAD | Exercise Price, 2.21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.21
Stock options exercisable (in shares) | shares	115,000	115,000	115,000
Weighted average remaining exercise period (in years)	4 years 7 days	5 years 10 days	6 years
CAD | Exercise Price, 2.46
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.46
Stock options exercisable (in shares) | shares	100,000	100,000	100,000
Weighted average remaining exercise period (in years)	3 years	4 years	5 years
CAD | Exercise Price, 2.87
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.87
Stock options exercisable (in shares) | shares	120,000	120,000	120,000
Weighted average remaining exercise period (in years)	5 years 1 month 2 days	6 years 1 month 2 days	7 years
CAD | Exercise Price, 2.96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.96
Stock options exercisable (in shares) | shares	186,000	188,500	192,000
Weighted average remaining exercise period (in years)	6 years 3 days	7 years 3 days	8 years
CAD | Exercise Price, 3.29
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.29
Stock options exercisable (in shares) | shares	2,000	4,000	4,000
Weighted average remaining exercise period (in years)	6 years 8 months 1 day	7 years 8 months 1 day	8 years 8 months 12 days
CAD | Exercise Price, 3.64
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.64
Stock options exercisable (in shares) | shares	418,000	0	0
Weighted average remaining exercise period (in years)	9 years 2 months 23 days	0 years	0 years
CAD | Exercise Price, 3.65
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.65
Stock options exercisable (in shares) | shares	85,000	0	0
Weighted average remaining exercise period (in years)	2 years 4 months 17 days	0 years	0 years
CAD | Exercise Price, 3.80
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.80
Stock options exercisable (in shares) | shares	249,500	262,500	302,500
Weighted average remaining exercise period (in years)	7 years 1 month 20 days	8 years 1 month 28 days	9 years 1 month 28 days
CAD | Exercise Price, 3.90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.90
Stock options exercisable (in shares) | shares	20,000	20,000	0
Weighted average remaining exercise period (in years)	8 years 10 months 17 days	9 years 10 months 20 days	0 years
CAD | Exercise Price, 4.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.50
Stock options exercisable (in shares) | shares	463,000	503,500	0
Weighted average remaining exercise period (in years)	8 years 7 months 2 days	9 years 7 months 2 days	0 years
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	950,629	846,882
Weighted average remaining exercise period (in years)	5 years 8 months 12 days	3 years 4 months 17 days
USD | 2.26 to 3.85
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	599,960	415,766
Weighted average remaining exercise period (in years)	7 years 11 months 23 days	4 years 14 days
USD | 2.26 to 3.85 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 2.26
USD | 2.26 to 3.85 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.85
USD | 3.86 to 4.45
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	23,240	44,096
Weighted average remaining exercise period (in years)	1 year 8 months 26 days	2 years 9 months 21 days
USD | 3.86 to 4.45 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 3.86
USD | 3.86 to 4.45 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.45
USD | 4.59 to 4.85
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	154,141	198,834
Weighted average remaining exercise period (in years)	1 year 1 month 6 days	2 years 1 month 13 days
USD | 4.59 to 4.85 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.59
USD | 4.59 to 4.85 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.85
USD | 4.90 to 5.45
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercisable (in shares) | shares	173,288	188,186
Weighted average remaining exercise period (in years)	2 years 5 months 1 day	3 years 4 months 20 days
USD | 4.90 to 5.45 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 4.90
USD | 4.90 to 5.45 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per option)	$ 5.45